Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income: Before Tax Amount		$ 5,597	$ 5,975	$ 3,141
Net Income: Tax Effect		(1,060)	(819)	(83)
Net income: Net-of-Tax Amount		4,537	5,156	3,058
Other comprehensive income (loss):
Unrealized holding losses arising during the period: Before Tax Amount		(318)	(1,215)	(291)
Unrealized holding losses arising during the period: Tax Effect		108	413	99
Unrealized holding losses arising during the period: Net-of-Tax Amount		(210)	(802)	(192)
Unrealized holding gain (loss) from unconsolidated subsidiary: Before Tax Amount		3	(17)	1
Unrealized holding gain (loss) from unconsolidated subsidiary: Net-of-Tax Amount		3	(17)	1
Less reclassification adjustment for gains included in net income: Before Tax Amount	[1],[2]	(512)	(218)	(13)
Less reclassification adjustment for: gains included in net income: Tax Effect	[1],[2]	174	74	4
Less reclassification adjustment for: gains included in net income: Net-of-Tax Amount	[1],[2]	(338)	(144)	(9)
Unrecognized pension net gain (loss): Before Tax Amount	[2],[3]	1,024	(9)	(571)
Unrecognized pension net gain (loss): Tax Effect	[2],[3]	(348)	3	194
Unrecognized pension net gain (loss): Net-of-Tax Amount	[2],[3]	676	(6)	(377)
Unrecognized pension cost due to change in assumptions: Before Tax Amount	[2],[3]	(1,141)	(305)	623
Unrecognized pension cost due to change in assumptions: Tax Effect	[2],[3]	388	104	(212)
Unrecognized pension cost due to change in assumptions: Net-of-Tax Amount	[2],[3]	(753)	(201)	411
Amortization of pension net actuarial cost: Before Tax Amount	[2],[3]	584	248	242
Amortization of net pension actuarial loss: Tax Expense	[2],[3]	(199)	(84)	(82)
Amortization of net pension actuarial cost: Net-of-Tax Amount	[2],[3]	385	164	160
Other comprehensive loss: Before Tax Amount		(360)	(1,516)	(9)
Other comprehensive loss: Tax Effect		123	510	3
Other comprehensive loss: Net-of-Tax Amount		(237)	(1,006)	(6)
Total comprehensive income: Before Tax Amount		5,237	4,459	3,132
Total comprehensive income: Tax Expense		(937)	(309)	(80)
Total comprehensive income: Net-of-Tax Amount		$ 4,300	$ 4,150	$ 3,052

[1]	Amounts are included in (loss) gain on calls of securities on the Consolidated Statements of Income as a separate element within total non-interest income.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.
[3]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.